Loans Payable - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Lease Payments [Abstract]
2025	$ 40,718
2026	40,718
2027	40,718
2028	40,718
Thereafter	23,752
Total	186,624
Less: Imputed interest	(20,186)
Hire purchases liabilities	166,438
Hire purchases liabilities – current	33,135
Hire purchases liabilities – non-current	$ 133,303	$ 204,758